Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.01	$ 0.01
Total number of authorized shares	200,000,000	200,000,000
Total number of fully paid-in issued shares	123,731,729	100,039,519
Total number of fully paid-in outstanding shares	123,731,729	100,039,519
Total share capital	$ 1,312,307,000	$ 1,075,380,000
F Shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.05	$ 0.05
Share capital (in USD)	$ 74,990	$ 74,985
Total number of authorized shares	10,000,000	10,000,000
Total number of fully paid-in issued shares	1,499,800	1,499,700
Total number of fully paid-in outstanding shares	1,499,800	1,499,700
Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share	$ 0.01	$ 0.01
Share capital (in USD)	$ 1,237,317	$ 1,000,395
Total number of authorized shares	200,000,000	200,000,000
Total number of fully paid-in issued shares	123,731,729	100,039,519
Total number of fully paid-in outstanding shares	123,731,729	100,039,519